Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Net Loss Per Share
Schedule of computation of basic and diluted net loss per share

	2017	2018	2019
Numerator :
Net loss from continuing operations	(75,694)	(75,088)	(251,299)
Net loss from discontinued operations	(14,977)	(3,612)	-
Total net loss	(90,671)	(78,700)	(251,299)
Net loss from continuing operations	(75,694)	(75,088)	(251,299)
Less: Accretions to pre-IPO preferred shares redemption value	(20,945)	(35,066)	-
Net loss attributable to TuanChe Limited’s shareholders from continuing operations	(96,639)	(110,154)	(251,299)
Net loss attributable to TuanChe Limited’s shareholders from discontinued operations	(14,977)	(3,612)	-
Denominator:
Weighted average number of ordinary shares outstanding, basic	94,870,580	121,938,427	294,922,074
Weighted average number of ordinary shares outstanding, diluted	94,870,580	121,938,427	294,922,074
Basic net loss per share attributable to TuanChe Limited’s shareholders from continuing operations	(1.02)	(0.90)	(0.85)
Diluted net loss per share attributable to TuanChe Limited’s shareholders from continuing operations	(1.02)	(0.90)	(0.85)
Basic net loss per share attributable to TuanChe Limited’s shareholders from discontinued operations	(0.16)	(0.03)	-
Diluted net loss per share attributable to TuanChe Limited’s shareholders from discontinued operations	(0.16)	(0.03)	-